INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. federal income tax rate	$ (1,499,000)	$ (1,647,000)
State tax, net of federal tax effect	(397,000)	(436,000)
Non-deductible share-based compensation	831,000	961,000
Other non-deductible
Change in valuation allowance	1,065,000	1,122,000
Total
Income tax benefit at U.S. federal income tax rate	(34.00%)	(34.00%)
State tax, net of federal tax effect	(9.00%)	(9.00%)
Non-deductible share-based compensation	19.00%	20.00%
Other non-deductible
Change in valuation allowance	24.00%	23.00%
Total